Retirement Plans (Schedule Of Retirement Plans Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension expense	$ 167	$ 153	$ 228
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total retirement plans expense	233	227	296
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total retirement plans expense	106	104	108
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans	111	119	113
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans	61	59	63
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost (benefits earned during the period)	69	59	70
Interest cost	182	182	167
Expected return on plan assets	(303)	(286)	(280)
Net amortization and other	174	153	226
Net periodic pension expense	122	108	183
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost (benefits earned during the period)	37	32	31
Interest cost	46	53	46
Expected return on plan assets	(58)	(58)	(50)
Net amortization and other	20	18	18
Net periodic pension expense	$ 45	$ 45	$ 45